DEPOSITS BY CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
Schedule of Deposits by Customers

		Group
	2025	2024
	£m	£m
Demand and time deposits[1]	184,155	177,335
Amounts due to other Santander UK Group Holdings plc subsidiaries	182	122
Amounts due to Santander UK Group Holdings plc[2]	1,373	1,793
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,590	1,717
	187,300	180,967
1Includes capital amount guaranteed / protected equity index-linked deposits of £87m (2024: £173m).
2Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.